GOODWILL AND INTANGIBLE ASSETS (Schedule of Significant Goodwill and Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fitzgerald Industries International CGU Trade Name [Member]
Statement Line Items [Line Items]
Carrying amount of goodwill	$ 12,592	$ 12,592
Discount rate applied (real pre-tax)	19.80%	17.70%
Excess value-in-use over carrying amount	$ 8,847	$ 8,397
EBITDA would need to decrease for an impairment to arise	32.60%	30.40%
Long-term growth rate	2.00%	2.00%
Immco Diagnostic CGU Trade Name [Member]
Statement Line Items [Line Items]
Carrying amount of goodwill	$ 12,592	$ 3,575
Discount rate applied (real pre-tax)	23.38%	21.17%
Excess value-in-use over carrying amount	$ 2,502
EBITDA would need to decrease for an impairment to arise	6.90%		[1]
Long-term growth rate	2.00%	2.00%

[1]	The goodwill of Immco Diagnostics was partially impaired in the year ended December 31, 2017.